Income Taxes (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2016	Dec. 31, 2015	Mar. 31, 2014
Related Party Transaction [Line Items]
Liability in lieu of deferred income taxes			$ 2,559			$ 2,773	$ 2,612
Increase (Decrease) in liability for uncertain tax positions			(35)					$ (18)
Increase (Decrease) in liability for deferred income taxes								16
Reversal of provision in lieu of income taxes				$ 1
Reversal of accrued interest and tax								2
Reversal of accrued interest and tax after tax								$ 1
Uncertain tax positions related to timing of recognition			3				3
Accrued interest related to uncertain tax positions			0				0
Benefit (Expense) from interest and penalties, after tax			1		$ 15		$ 0
EFH Corp [Member]
Related Party Transaction [Line Items]
Income tax payments to members					33
Income tax refunds from members					$ 10
Tax Year 2003 To 2006 [Member]
Related Party Transaction [Line Items]
Increase (Decrease) in liability in lieu of deferred income taxes			$ 11
Tax Year 2007 [Member]
Related Party Transaction [Line Items]
Liability for uncertain tax positions, released				1
Tax Year 2007 [Member] | EFH Corp [Member]
Related Party Transaction [Line Items]
Expected tax refund				$ 45
Tax Year 2008 And 2009 [Member] | EFH Corp [Member]
Related Party Transaction [Line Items]
Increase (Decrease) in liability in lieu of deferred income taxes		$ 4
Income tax refunds from members	$ 4	$ 8